FEDERATED ASIA PACIFIC GROWTH FUND FEDERATED EMERGING MARKETS FUND FEDERATED EUROPEAN GROWTH FUND FEDERATED GLOBAL EQUITY INCOME FUND FEDERATED GLOBAL FINANCIAL SERVICES FUND FEDERATED INTERNATIONAL HIGH INCOME FUND FEDERATED INTERNATIONAL SMALL COMPANY FUND FEDERATED LATIN AMERICA GROWTH FUND FEDERATED WORLD UTILITY FUND

  CLASS A SHARES
  CLASS B SHARES
  CLASS C SHARES

(PORTFOLIOS OF WORLD INVESTMENT SERIES, INC.)

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION DATED MARCH 31, 1999


In the "Investment Risks" section of the Statements of Additional Information of FEDERATED GLOBAL EQUITY INCOME FUND, FEDERATED INTERNATIONAL HIGH INCOME FUND and FEDERATED INTERNATIONAL SMALL COMPANY FUND, please add the following as the third bullet point paragraph to the sub-section entitled "Emerging Market Risks."

        "The Adviser is seeking information regarding the year 2000 readiness of countries, issuers, and Fund service providers located in emerging markets. The Year 2000 problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999, or experience other date related problems. However, this information may be incomplete, inaccurate or difficult to obtain. As a result, the Adviser may not be able to assess accurately the potential effects of the Year 2000 problem on these countries and companies, and these problems could result in material losses to the Fund."

In the "Investment Risks" section of the Statement of Additional Information of FEDERATED EUROPEAN GROWTH FUND, please delete the third bullet point paragraph under the sub-section entitled "Risks of Investing in Emerging Market Countries" and replace it with the following:

        "The Adviser is seeking information regarding the Year 2000 readiness of countries, issuers, and Fund service providers located in emerging markets. The Year 2000 problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999, or experience other date related problems. However, this information may be incomplete, inaccurate or difficult to obtain. As a result, the Adviser may not be able to assess accurately the potential effects of the Year 2000 problem on these countries and companies, and these problems could result in material losses to the Fund."

Please insert the following after the sub-section entitled "Asset Coverage" in the Statements of Additional Information of FEDERATED ASIA PACIFIC GROWTH FUND, FEDERATED EMERGING MARKETS FUND, FEDERATED EUROPEAN GROWTH FUND, FEDERATED GLOBAL EQUITY INCOME FUND, FEDERATED GLOBAL FINANCIAL SERVICES FUND, FEDERATED INTERNATIONAL HIGH INCOME FUND, FEDERATED LATIN AMERICA GROWTH FUND, AND FEDERATED WORLD UTILITY FUND.

        "INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

        The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash."

                                                                   July 31, 1999

[Graphic]
Federated Investors

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com

Cusip 981487507              Cusip 981487648
Cusip 981487606              Cusip 981487762
Cusip 981487705              Cusip 981487754
Cusip 981487861              Cusip 981487747
Cusip 981487853              Cusip 981487838
Cusip 981487846              Cusip 981487820
Cusip 981487804              Cusip 981487812
Cusip 981487887              Cusip 981487796
Cusip 981487879              Cusip 981487788
Cusip 981487697              Cusip 981487770
Cusip 981487689              Cusip 981487101
Cusip 981487671              Cusip 981487309
Cusip 981487663              Cusip 981487408
Cusip 981487655

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